UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:  June 30, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.6%
Commercial Services - 5.5%
55,300	Cardtronics, Inc. *	1,808,310
16,900	Equifax, Inc.	1,642,342
15,100	Moody’s Corp.	1,482,820
13,200	Nielsen Holdings, PLC	587,004
22,500	Robert Half International, Inc.	1,151,100
13,000	Towers Watson & Co.	1,525,940

		8,197,516

Communications - 1.3%
18,300	SBA Communications Corp. *	1,916,742

Consumer Durables - 4.0%
15,300	Carlisle Cos., Inc.	1,336,914
4,500	Genuine Parts Co.	373,005
14,900	Polaris Industries, Inc.	1,786,063
16,800	Snap-On, Inc.	2,535,792

		6,031,774

Consumer Non-Durables - 3.4%
48,900	Coca-Cola Enterprises, Inc.	2,364,315
27,200	G-III Apparel Group, Ltd. *	1,677,152
77,000	Iconix Brand Group, Inc. *	1,041,040

		5,082,507

Consumer Services - 7.3%
21,400	AMC Networks, Inc. *	1,565,838
3,600	Chipotle Mexican Grill, Inc. *	2,592,900
32,900	Dunkin’ Brands Group, Inc.	1,612,100
38,300	H&R Block, Inc.	1,386,460
37,700	Lions Gate Entertainment Corp.	1,387,360
33,832	Marriott International, Inc.	2,307,342

		10,852,000

Electronic Technology - 9.7%
113,600	Applied Materials, Inc.	1,668,784
17,400	Arista Networks, Inc. *	1,064,706
26,200	Avago Technologies, Ltd.	3,275,262
87,400	Ciena Corp. *	1,810,928
7,200	F5 Networks, Inc. *	833,760
48,800	Skyworks Solutions, Inc.	4,109,448
20,400	Synaptics, Inc. *	1,682,184

		14,445,072

Energy Minerals - 2.1%
23,800	Continental Resources, Inc. *	689,486
22,100	Gulfport Energy Corp. *	655,928
39,010	Marathon Petroleum Corp.	1,807,333

		3,152,747

Finance - 8.2%
8,300	Affiliated Managers Group, Inc. *	1,419,217
20,700	Ameriprise Financial, Inc.	2,258,991
31,700	Arthur J Gallagher & Co.	1,308,576

Quantity	Name of Issuer	Fair Value ($)

27,800	First Republic Bank	1,745,006
6,700	Intercontinentalexchange Group, Inc.	1,574,433
21,500	Lazard, Ltd.	930,950
22,800	PacWest Bancorp	976,068
14,600	Signature Bank/New York NY *	2,008,376

		12,221,617

Health Services - 6.5%
41,900	Acadia Healthcare Co., Inc. *	2,776,713
18,800	Amsurg Corp. *	1,460,948
16,100	Centene Corp. *	873,103
23,400	Express Scripts Holding Co. *	1,894,464
13,600	Stericycle, Inc. *	1,894,616
15,200	Team Health Holdings, Inc. *	821,256

		9,721,100

Health Technology - 11.5%
12,000	Alexion Pharmaceuticals, Inc. *	1,876,680
12,200	Align Technology, Inc. *	692,472
11,200	Allergan, PLC *	3,044,272
18,200	Celgene Corp. *	1,968,694
9,300	Incyte Corp. *	1,026,069
9,600	Jazz Pharmaceuticals, PLC *	1,274,976
17,500	Mylan NV *	704,550
71,800	Novavax, Inc. *	507,626
18,600	St. Jude Medical, Inc.	1,173,474
19,650	Thermo Fisher Scientific, Inc.	2,402,802
13,300	Vertex Pharmaceuticals, Inc. *	1,385,062
11,675	Zimmer Holdings, Inc.	1,096,633

		17,153,310

Industrial Services - 1.9%
58,900	Waste Connections, Inc.	2,861,362

Non-Energy Minerals - 0.9%
19,100	Eagle Materials, Inc.	1,306,822

Process Industries - 4.6%
31,200	Ecolab, Inc.	3,423,264
29,600	FMC Corp.	1,003,736
18,800	International Paper Co.	710,452
29,200	Scotts Miracle-Gro Co.	1,775,944

		6,913,396

Producer Manufacturing - 7.0%
24,000	AMETEK, Inc.	1,255,680
18,400	Delphi Automotive, PLC	1,399,136
21,300	Ingersoll-Rand, PLC	1,081,401
25,700	ITT Corp.	859,151
30,400	Mobileye NV *	1,382,592
23,500	Orbital ATK, Inc.	1,688,945
14,200	Rockwell Collins, Inc.	1,162,128
49,100	Tyco International, PLC	1,642,886

		10,471,919

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 9.6%
49,400	Dick’s Sporting Goods, Inc.	2,450,734
38,100	DSW, Inc.	964,311
34,600	Finish Line, Inc.	667,780
40,200	Macy’s, Inc.	2,063,064
17,100	Nordstrom, Inc.	1,226,241
55,300	TJX Cos., Inc.	3,949,526
18,300	Ulta Salon Cosmetics & Fragrance, Inc. *	2,989,305

		14,310,961

Technology Services - 11.2%
25,100	ANSYS, Inc. *	2,212,314
55,005	Aspen Technology, Inc. *	2,085,240
13,100	Autodesk, Inc. *	578,234
36,400	Cognizant Technology Solutions Corp. *	2,279,004
24,800	Dealertrack Technologies, Inc. *	1,566,368
24,000	Euronet Worldwide, Inc. *	1,778,160
2,150	priceline.com, Inc. *	2,659,249
19,400	Ultimate Software Group, Inc. *	3,472,794

		16,631,363

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.9%
34,300	Alaska Air Group, Inc.	2,725,135
22,200	Ryder System, Inc.	1,643,688

		4,368,823

Utilities - 1.0%
27,800	WEC Energy Group, Inc.	1,451,716

Total Common Stocks
(cost: $99,006,873)		147,090,747

Total Investments in Securities - 98.6%
(cost: $99,006,873)		147,090,747
Other Assets and Liabilities, net - 1.4%		2,030,809

Total Net Assets - 100.0%		$149,121,556

*   Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	147,090,747	—	—	147,090,747
Total:	147,090,747	—	—	147,090,747

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•   Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•   Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•   Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2015 is included with the Fund’s schedule of investments.

At September 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Mid Cap Growth	$54,632,903	($6,549,029)	$48,083,874	$99,006,873

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 19, 2015

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 19, 2015